Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 181,378
Notice	673,292
Term	652,090	$ 577,249
Total deposits	1,506,760	1,421,158
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	181,378
Notice	673,292
Term	414,010
Total deposits	1,268,680	1,198,190
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	18,068
Notice	479,841
Term	143,758	118,862
Total deposits	641,667	626,596
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	12,646
Notice	317
Term	44,735
Total deposits	57,698	31,225
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	150,664
Notice	193,134
Term	225,517	215,709
Total deposits	569,315	540,369
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	30,412	30,980
Total deposits	30,412	30,980
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	207,668	191,988
Total deposits	207,668	191,988
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	840,399
Canada [member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	760,563
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	339,534
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	20,590
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	400,439
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23,807
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	56,029
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	58,873	61,581
Canada [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	781,526	712,283
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	578,405
United States [member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	499,908
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	302,133
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	36,484
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	161,291
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,357
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	75,140
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,509	76,376
United States [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	504,896	482,247
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	87,956
International [member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,209
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	624
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,585
International [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,248
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	76,499
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	23
International [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 87,956	$ 88,648